INCOME TAXES - Effective Income Tax Rate (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Earnings before income taxes	$ 329,783	$ 244,428	$ (844,420)
Income tax at Cayman statutory tax rate, amount	$ 0	$ 0	$ 0
Income tax at Cayman statutory tax rate, percent	0.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Rate Difference On Entity Level Partnership Tax	(4.72%)	4.44%	1.09%
Effective Income Tax Rate Reconciliation, Rate Difference On Entity Level Partnership Tax, Amount	$ (15,558)	$ 10,864	$ (9,192)
Effective Income Tax Rate Reconciliation, Deduction, Amount
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(1,381)	5,050	(19,099)
Total	$ (16,939)	$ 15,914	$ (28,291)
Effective Income Tax Rate Reconciliation, Percent
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(0.42%)	2.07%	2.26%
Total income tax expense / (benefit) and effective income tax rate	(5.14%)	6.51%	3.35%